UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 9, 2011


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	430,811



List of Other Included Manager:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS, INC.       COM              00751Y106    11536   198560 SH       Sole                   198560
AMBASSADORS GROUP INC COM      COM              023177108     4646   810764 SH       Sole                   810764
BED BATH & BEYOND INC COM      COM              075896100    28426   496008 SH       Sole                   496008
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108    44642      418 SH       Sole                      418
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    23132   325615 SH       Sole                   325615
BROWN & BROWN INC COM          COM              115236101    29058  1632447 SH       Sole                  1632447
COCA COLA CO COM               COM              191216100     6443    95368 SH       Sole                    95368
COINSTAR INC COM               COM              19259P300     5368   134200 SH       Sole                   134200
COMCAST CORP NEW CL A SPL      COM              20030N200    35424  1709635 SH       Sole                  1709635
DOLBY LABORATORIES, INC.- CL A COM              25659T107    13885   506020 SH       Sole                   506020
EXACT SCIENCES CORP COM        COM              30063P105     2704   407800 SH       Sole                   407800
EXPEDIA INC                    COM              30212P105    16897   656196 SH       Sole                   656196
EXPONENT INC                   COM              30214U102      413    10000 SH       Sole                    10000
FLIR SYS INC COM               COM              302445101    29724  1186585 SH       Sole                  1186585
GANNETT INC COM                COM              364730101     4973   521807 SH       Sole                   521807
GARMIN LTD SHS                 COM              H2906T109     2906    91455 SH       Sole                    91455
KINDER MORGAN ENERGY PARTNERS  COM              494550106      209     3058 SH       Sole                     3058
LABORATORY CORP AMER HLDGS COM COM              50540R409    31561   399252 SH       Sole                   399252
LENDER PROCESSING SERVICES     COM              52602E102     1621   118400 SH       Sole                   118400
LOWES COS INC COM              COM              548661107     8041   415775 SH       Sole                   415775
LUMBER LIQUIDATORS HOLDINGS    COM              55003T107     3956   262000 SH       Sole                   262000
MARKEL CORP COM                COM              570535104    22253    62311 SH       Sole                    62311
PENN NATL GAMING INC COM       COM              707569109     5659   170000 SH       Sole                   170000
PROGRESSIVE CORP OHIO COM      COM              743315103     3653   205673 SH       Sole                   205673
REDWOOD TR INC COM             COM              758075402      134    12000 SH       Sole                    12000
RLI CORP COM                   COM              749607107      795    12500 SH       Sole                    12500
RYANAIR HLDGS PLC SPONSORED AD COM              783513104    31366  1218080 SH       Sole                  1218080
SIEM INDS INC COM              COM              G81226105     2637    41200 SH       Sole                    41200
STRAYER ED INC COM             COM              863236105    15761   205565 SH       Sole                   205565
STRYKER CORP COM               COM              863667101     6598   140000 SH       Sole                   140000
TEMPUR PEDIC INTL INC COM      COM              88023U101    11469   218000 SH       Sole                   218000
VULCAN MATLS CO COM            COM              929160109      333    12080 SH       Sole                    12080
WALGREEN CO COM                COM              931422109     2023    61515 SH       Sole                    61515
WASHINGTON POST CO CL B        COM              939640108     4100    12539 SH       Sole                    12539
WMS INDUSTRIES INC             COM              929297109    12917   734362 SH       Sole                   734362
CITIGROUP INC JAN 21 12 $7.5   CALL             1396109DX     5548    21655 SH       Sole                    21655